Merrill Lynch International Fund

                Supplement dated May 10, 2002 to the Statement of
                 Additional Information dated September 18, 2001

             Effective immediately, Merrill Lynch International Fund may sometimes do business as Mercury International Fund.











Code # 19032-0901ALL